Loss Per Share (Details) - Schedule of Weighted Average Number of Ordinary Shares - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Weighted Average Number of Ordinary Shares [Abstract]
Balance beginning	258,564	257,376	172,052
Effect of share options exercised	687	418	2,558
Effect of warrants exercised	2,307		575
Effect of shares issued during the year	1,893		72,150
Repurchase of treasury shares	(15,432)
Balance ending	248,019	257,794	247,335